Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 36,245	$ 22,840
Less accumulated depreciation	(2,954)	(486)
Property and equipment, net	33,291	22,354
Construction In Progress
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	4,950	13,970
Tools, machinery and equipment
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 7,869	5,899
Tools, machinery and equipment | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	3 years
Tools, machinery and equipment | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	10 years
Plant
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 21,291	2,269
Property and Equipment Useful Lives	10 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 332	145
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	4 years
Vehicles
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 828	292
Property and Equipment Useful Lives	5 years
Software
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 613	2
Property and Equipment Useful Lives	5 years
Office furniture
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 248	147
Office furniture | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	7 years
Office furniture | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Useful Lives	10 years
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Property and equipment, at cost	$ 114	$ 116